Statement of Changes in Stockholder's Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Balance - Beginning at Apr. 16, 2007
Balance - Beginning, shares at Apr. 16, 2007
Common Stock Issued in Lieu of Services	5,000			5,000
Common Stock Issued in Lieu of Services, shares	5,000,000			5,000,000
Contributed Capital for Services		1,271		1,271
Net Loss			(6,271)	(6,271)
Balance - Ending at Dec. 31, 2007	5,000	1,271	(6,271)
Balance - Ending, shares at Dec. 31, 2007	5,000,000			5,000,000
Net Loss			(2,750)	(2,750)
Balance - Ending at Dec. 31, 2008	5,000	1,271	(9,021)	(2,750)
Balance - Ending, shares at Dec. 31, 2008	5,000,000			5,000,000
Net Loss			(3,727)	(3,727)
Balance - Ending at Dec. 31, 2009	5,000	1,271	(12,748)	(6,477)
Balance - Ending, shares at Dec. 31, 2009	5,000,000			5,000,000
Net Loss			(3,607)	(3,607)
Balance - Ending at Dec. 31, 2010	5,000	1,271	(16,355)	(10,084)
Balance - Ending, shares at Dec. 31, 2010	5,000,000			5,000,000
Net Loss			(2,702)	(2,702)
Balance - Ending at Jun. 30, 2011	$ 5,000	$ 1,271	$ (19,057)	$ (12,786)
Balance - Ending, shares at Jun. 30, 2011	5,000,000			5,000,000